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NEEMA NASSIRI-MOTLAGH neema.nassiri@dechert.com +1 212 641 5633 Direct +1 212 698 0420 Fax

April 2, 2021

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Trust (“Registrant”)

File Nos. 033-17619 and 811-05349

Post-Effective Amendment No. 837 to the Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the Prospectuses that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the Amendment, and (2) the text of the Amendment has been filed electronically via EDGAR with the U.S. Securities and Exchange Commission on March 30, 2021.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 212.641.5633.

Sincerely,

/s/ Neema Nassiri
Neema Nassiri